Stockholders' Equity - Additional Information (Detail) - USD ($)				1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Oct. 31, 2013	Jul. 31, 2017	Mar. 31, 2015	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares offered for public offering					6,037,500
Gross proceeds from secondary public offering								$ 23,100,000	$ 64,900,000
Common stock shares issued										24,408		14,897	24,355
Stock-based compensation expenses										$ 10,502,000	$ 8,733,000	$ 11,660,000	$ 13,096,000	$ 14,995,000
Total stock-based compensation expense capitalized as part of cost of inventory										$ 300,000		$ 200,000	$ 100,000
Common stock reserved for future issuance						1,265,000				1,265,000		984,000
Options outstanding												822,838	574,900	501,106
Unamortized compensation expense												$ 14,000,000
Share-based compensation expense remaining vesting term												1 year 10 months 25 days
Expected dividend yield												0.00%
2006 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance												268,560
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance			480,900									56,228
Increase in common stock reserve for issuance	124,382	121,018
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued												15,000	24,000	14,000
Secondary Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares offered for public offering								1,850,000	603,750
Shares offering price per share					$ 115.00			$ 12.50	$ 115.00
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of common stock under ESPP										38,929		69,502
Offering Period										2 years		2 years
Purchase Period										four six-month		four six-month
Stock-based compensation expenses							$ 2,400,000
Increase in common stock reserve for issuance	31,095	30,254
Issuance of common stock available for grant												55,600
Number of shares available for grant												7,846
Common stock reserved for issuance description												The number of shares of common stock reserved for issuance increases on January 1 of each calendar year, from January 1, 2014 through January 1, 2023, by the lesser of (a) one percent (1%) of the number of shares issued and outstanding on the immediately preceding December 31, or (b) such lesser number of shares as determined by the Administrator.
Maximum percentage that employee can contribute for purchase of common stock												15.00%
Expected dividend yield											0.00%	0.00%	0.00%
ESPP [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock reserve for issuance to be increased			1.00%
At The Market (ATM) Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from secondary public offering						$ 4,300,000
At The Market (ATM) Program [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock, gross				$ 15,000,000
At The Market (ATM) Program [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares offered for public offering						464,108
At The Market (ATM) Program [Member] | Common Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares offering price per share						$ 10.54				$ 10.54
At The Market (ATM) Program [Member] | Common Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares offering price per share						$ 5.64				$ 5.64
Selling, general & administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses										$ 8,423,000	$ 6,992,000	$ 9,360,000	$ 10,517,000	$ 11,886,000
Non-employees [Member] | Selling, general & administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses												$ 0.0	$ 35,000.0	$ 300,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of remaining stock												3 years
Employee Stock Option [Member] | 2006 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock options												10 years
Employee Stock Option [Member] | 2013 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock options												10 years
First Anniversary of Vesting Date [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock vested percentage												25.00%
Date of Offering [Member] | ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock on date of purchase												85.00%
Date of Purchase [Member] | ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock on date of purchase												85.00%
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued												14,876
Scenario, Previously Reported [Member] | ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of common stock under ESPP												69,233	30,218